Segments - Schedule of Non-current Assets by Country (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Total	$ 218,675	$ 238,760
United Kingdom
Disclosure Of Operating Segments [Line Items]
Total	179,232	199,312
United States
Disclosure Of Operating Segments [Line Items]
Total	22,900	22,537
Italy
Disclosure Of Operating Segments [Line Items]
Total	9,796	10,600
Colombia
Disclosure Of Operating Segments [Line Items]
Total	3,602	3,780
Other
Disclosure Of Operating Segments [Line Items]
Total	$ 3,145	$ 2,531